Net Income Per Share Information (Schedule of Earnings Per Share Reconciliation) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income Attributable to Hitachi, Ltd. stockholders Per Share Information
Weighted average number of shares on which basic net income (loss) per share is calculated	4,515,932,415	3,662,578,076	3,323,996,973
Effect of dilutive securities:
Unsecured convertible bonds (due 2014)	315,249,850
Unsecured convertible bonds (due 2014)	¥ 72,000,000
Other	(368,000,000)	0	(8,000,000)
Number of shares on which diluted net income (loss) per share is calculated	4,831,182,265	3,662,578,076	3,323,996,973
Net income (loss) attributable to Hitachi, Ltd. stockholders	238,869,000,000	(106,961,000,000)	(787,337,000,000)
Net income (loss) attributable to Hitachi, Ltd. stockholders on which diluted net income (loss) per share is calculated	¥ 238,573,000,000	¥ (106,961,000,000)	¥ (787,345,000,000)
Net income (loss) attributable to Hitachi, Ltd. stockholders per share:
Basic	¥ 52.89	¥ (29.20)	¥ (236.86)
Diluted	¥ 49.38	¥ (29.20)	¥ (236.87)